OTHER LOSS - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
Other Loss
OTHER LOSS

14. OTHER LOSS

During the year ended October 31, 2022, the Company fell victim to a cyber-scam that resulted in the Company making an inappropriate payment of $166,150. The Company is in the process of filing an insurance claim, however, at this time it is unknown as to whether the amount can be recovered.

Other loss		$ 166,150